Equity - Shareholders' composition (Details) - shares	Dec. 31, 2019	Dec. 31, 2018
Shareholders' composition:
Number of shares	101,017,081,114	101,017,081,114
% of Equity Holding (in percentage)	100.00%	100.00%
Sociedad Administradora de la Obligación Subordinada SAOS S.A. [Member]
Shareholders' composition:
Number of shares		28,593,701,789
% of Equity Holding (in percentage)		28.31%
LQ Inversiones Financieras S.A. [Member]
Shareholders' composition:
Number of shares	46,815,289,329	27,460,203,382
% of Equity Holding (in percentage)	46.34%	27.18%
Sociedad Matriz del Banco de Chile S.A. [Member]
Shareholders' composition:
Number of shares		12,138,573,251
% of Equity Holding (in percentage)		12.02%
Other minority shareholders [Member]
Shareholders' composition:
Number of shares	43,638,381,510	32,824,602,692
% of Equity Holding (in percentage)	43.20%	32.49%
Banchile Corredores De Bolsa S.a [Member]
Shareholders' composition:
Number of shares	5,708,422,261
% of Equity Holding (in percentage)	5.65%
Inversiones LQ-SM Limitada [Member]
Shareholders' composition:
Number of shares	4,854,988,014
% of Equity Holding (in percentage)	4.81%